Select Global Infrastructure Portfolio (Prospectus Summary): | Select Global Infrastructure Portfolio
Select Global Infrastructure Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Small Cap Portfolio
Select Global Infrastructure Portfolio
(collectively, the "Portfolios")

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 52 of this Prospectus.

With respect to each of the Global Franchise and Select Global Infrastructure Portfolios, the following table replaces the "Shareholder Fees" table with respect to Class P shares only in each such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees	Class P Select Global Infrastructure Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

The following tables replace the "Example" tables with respect to Class P shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P Select Global Infrastructure Portfolio	Class P	660	945	1,251	2,117

With respect to the Select Global Infrastructure Portfolio, the following table replaces the "Average Annual Total Returns" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P Select Global Infrastructure Portfolio	Class P (commenced operations on 9/20/10) Return before Taxes	9.57%	[1]	11.53%	[1]	Sep. 20, 2010	[1]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

Please retain this supplement for future reference.